Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Line Items]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2025, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of March 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,390	$2,390
Total liabilities measured at fair value	$—	$—	$2,390	$2,390
	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

As of December 31, 2024 and 2023, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,235	$2,235
Total liabilities measured at fair value	$—	$—	$2,235	$2,235
	Fair value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$1,714	$1,714
Total assets measured at fair value	$—	$—	$1,714	$1,714

Schedule of Fair Value of the Company’s Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the three months ended March 31, 2025 and 2024 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	48
Change in fair value included in other income and gain on change in the fair value of Tasly convertible debt	(4)
Fair value as of March 31, 2024	$1,774

Fair value as of January 1, 2025	$2,234
Issuance of Convertible Notes	—
Accrued stated interest	95
Change in fair value included in other income and gain on change in the fair value of Tasly convertible debt	61
Fair value as of March 31, 2025	$2,390

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2024 and 2023 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2023	$—
Issuance of Convertible Notes	1,600
Accrued stated interest	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	22
Fair value as of December 31, 2023	$1,714

Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	194
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	311
Fair value as of December 31, 2024	$2,235

NorthView Acquisition Corp [Member]
Fair Value Measurement [Line Items]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value

The following tables present information about the Company’s assets and liabilities that are measured at fair value on March 31, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	March 31, 2025	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$1,920,401	$1,920,401	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$569,250	$—	$569,250	$—
Warrant liabilities – Private Placement Warrants	440,850	—	—	440,850
Warrant liabilities – Representative’s Warrants	34,155	—	—	34,155
Convertible Promissory Note – Related Party	9,133,382	—	—	9,133,382
Securities Purchase Agreement	23,487	—	—	23,487
Total	$10,201,124	$—	$569,250	$9,631,874
	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,330,835	$8,330,835	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$379,500	$—	$379,500	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible Promissory Note – Related Party	8,908,052	—	—	8,908,052
Total	$9,604,222	$—	$379,500	$9,224,722

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,330,835	$8,330,835	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$379,500	$—	$379,500	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible promissory note	8,908,052	—	—	8,908,052
Total	$9,604,222	$—	$379,500	$9,224,722
	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,873,406	$10,873,406	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$85,388	$85,388	$—	$—
Warrant liabilities – Private Placement Warrants	66,128	—	—	66,128
Warrant liabilities – Representative’s Warrants	5,123	—	—	5,123
Convertible promissory note	944,118	—	—	944,118
Total	$1,100,757	$85,388	$—	$1,015,369

Schedule of Inputs into the Monte Carlo Simulation for the Warrant Liabilities and Convertible Promissory Note

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	4.11%		4.18%
Expected term (years)	0.19		0.89
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.43		$12.12

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	4.34%		4.18%
Expected term (years)	0.19		0.27
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.43		$12.12

The key inputs into the Monte Carlo simulation model for the securities purchase agreement were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	3.94%		—
Expected term (years)	1.67		—
Expected volatility	De minimis	%	—
Exercise price	$11.50		—
Fair value of Common stock	$12.10		—

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.06%
Expected term (years)	0.89		0.71
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.48%
Expected term (years)	0.27		0.19
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three months ended March 31, 2025 and 2024:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2024	$293,900	$22,770	$316,670
Change in fair value of warrant liabilities	146,950	11,385	158,335
Fair value at March 31, 2025	$440,850	$34,155	$475,005
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	213,077	16,509	229,586
Fair value at March 31, 2024	$279,205	$21,632	$300,837

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the years ended December 31, 2024 and 2023:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	227,772	17,647	245,419
Fair value at December 31, 2024	$293,900	$22,770	$316,670
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$29,274	$407,131
Change in fair value of warrant liabilities	(311,729)	(24,151)	(335,880)
Fair value at December 31, 2023	$66,128	$5,123	$71,251

Schedule of Convertible Promissory Note
Convertible Promissory Note – related party
Fair value at December 31, 2024	$8,908,052
Change in fair value of convertible promissory note	225,330
Fair value at March 31, 2025	$9,133,382
Convertible Promissory Note – related party
Fair value at December 31, 2023	$944,118
Proceeds received through convertible promissory note	378,185
Change in fair value of convertible promissory note	(60,077)
Fair value at March 31, 2024	$1,262,226
Securities Purchase Agreement
Fair value at February 11, 2025	$—
Change in fair value of securities purchase agreement	23,487
Fair value at March 31, 2025	$23,487

Convertible Promissory Note
Fair value at December 31, 2023	$944,118
Principal borrowing	797,981
Change in fair value of convertible promissory note	7,165,953
Fair value at December 31, 2024	$8,908,052
Convertible Promissory Note
Fair value at December 31, 2022	$—
Principal borrowing	1,121,815
Change in fair value of convertible promissory note	(177,697)
Fair value at December 31, 2023	$944,118